Property and Equipment, Net - Summary of Property and Equipment, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 30,919	$ 49,036
Computer Hardware and Software [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	21,205	37,171
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	9,064	10,169
Buildings [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	241	852
Vehicles [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 409	$ 844